UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]is a restatement.
 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Atwood & Palmer, Inc.
Address:	800 West 47th Street
		Suite 705
		Kansas City, MO 64112

13F File Number:  028-06528

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Steven N. Palmer
Title:		President
Phone:		816/931-2266
Signature, Place, and Date of Signing:




	Steven N. Palmer			Kansas City, MO		February 7, 2003

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT

[   ]	13F NOTICE REPORT

[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	134,612

List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Sealed Air Corp New Pfd $2     CNV              81211K209     7013   164617 SH       SOLE
164617
3M Co                          COM              604059105      218     1768 SH       SOLE                     1768
AOL Time Warner Inc            COM              00184A105     2399   183125 SH       SOLE
183125
Abbott Laboratories            COM              002824100      263     6570 SH       SOLE                     6570
Agilent Technologies           COM              00846U101      581    32345 SH       SOLE                    32345
American Express               COM              025816109      555    15687 SH       SOLE                    15687
Amgen Inc                      COM              031162100     8101   167574 SH       SOLE                   167574
Automatic Data Proc            COM              053015103     5221   133027 SH       SOLE                   133027
BP PLC ADR                     COM              055622104     3564    87680 SH       SOLE                    87680
BankAmerica Corp               COM              06605F102     9041   129962 SH       SOLE                   129962
Berkshire Hath/B               COM              084670207      351      145 SH       SOLE                      145
Bristol-Myers Squibb           COM              110122108     1161    50166 SH       SOLE                    50166
Cablevision NY Grp             COM              12686C109      311    18600 SH       SOLE                    18600
Cerner Corp                    COM              156782104     5294   169365 SH       SOLE                   169365
ChevronTexaco Corp             COM              166764100      517     7778 SH       SOLE                     7778
Chiron Corp                    COM              170040109      650    17278 SH       SOLE                    17278
Cisco Systems                  COM              17275R102     5794   442254 SH       SOLE                   442254
Citigroup Inc                  COM              172967101     8117   230659 SH       SOLE                   230659
Clear Chnl Commun              COM              184502102      223     5980 SH       SOLE                     5980
Coca Cola                      COM              191216100     1373    31335 SH       SOLE                    31335
Commerce Bancshares            COM              200525103      860    21881 SH       SOLE                    21881
ConAgra Inc                    COM              205887102      248     9915 SH       SOLE                     9915
Disney, Walt Co                COM              254687106     3079   188779 SH       SOLE                   188779
DuPont(EI) DeNemours           COM              263534109     1167    27516 SH       SOLE                    27516
Electronic Data Sys            COM              285661104      196    10633 SH       SOLE                    10633
Expeditors Intl Wash           COM              302130109      304     9300 SH       SOLE                     9300
Exxon Mobil                    COM              30231G102     1364    39047 SH       SOLE                    39047
General Electric               COM              369604103     8514   349659 SH       SOLE                   349659
Genzyme Corp                   COM              372917104      495    16750 SH       SOLE                    16750
Highwoods Properties           COM              431284108     1575    71251 SH       SOLE                    71251
Int'l Business Mach            COM              459200101      574     7402 SH       SOLE                     7402
Intel                          COM              458140100     3057   196352 SH       SOLE                   196352
Jack Henry                     COM              426281101     6191   514193 SH       SOLE                   514193
Johnson & Johnson              COM              478160104     7024   130772 SH       SOLE                   130772
Merck & Co                     COM              589331107     5471    96646 SH       SOLE                    96646
Microsoft Corp                 COM              594918104     8602   166381 SH       SOLE                   166381
Motorola, Inc                  COM              620076109      413    47700 SH       SOLE                    47700
Nextel Comm                    COM              65332V103     3616   313074 SH       SOLE                   313074
Novamed Eyecare                COM              66986W108       71    55000 SH       SOLE                    55000
Paychex Inc                    COM              704326107     2160    77420 SH       SOLE                    77420
Pfizer Inc                     COM              717081103     2859    93517 SH       SOLE                    93517
Philip Morris                  COM              718154107     1060    26161 SH       SOLE                    26161
Procter & Gamble               COM              742718109     1773    20631 SH       SOLE                    20631
Qualcomm Inc                   COM              747525103      381    10475 SH       SOLE                    10475
Royal Dutch Petro              COM              780257804     3586    81465 SH       SOLE                    81465
SBC Communications             COM              78387G103      238     8781 SH       SOLE                     8781
Schering-Plough                COM              806605101      339    15253 SH       SOLE                    15253
Schlumberger Ltd               COM              806857108     2173    51633 SH       SOLE                    51633
Starbucks Corp                 COM              855244109      420    20600 SH       SOLE                    20600
Student Loan Corp              COM              863902102     3599    36800 SH       SOLE                    36800
Sun Microsystems Inc           COM              866810104       62    19905 SH       SOLE                    19905
Travelers Ppty Cas Cl B        COM              894206406      214    14606 SH       SOLE                    14606
Verizon Comm                   COM              92343V104      292     7538 SH       SOLE                     7538
Wal-Mart Stores                COM              931142103      454     8996 SH       SOLE                     8996
Wyeth                          COM              983024100      807    21573 SH       SOLE                    21573
Domini Social Eqty             MUT              257132100      301 13915.655SH       SOLE                13915.655
N & B Eqty Soc Respsv          MUT              641224605      327 21244.830SH       SOLE
21244.830